united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4221 North 203rd Street, Ste 100, Elkhorn, Nebraska 68022

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2633

Date of fiscal year end: 4/30

Date of reporting period: 4/30/20

Item 1. Reports to Stockholders.

TOEWS TACTICAL GROWTH ALLOCATION FUND

TOEWS TACTICAL INCOME FUND

TOEWS TACTICAL OCEANA FUND

TOEWS TACTICAL MONUMENT FUND

TOEWS TACTICAL OPPORTUNITY FUND

TOEWS UNCONSTRAINED INCOME FUND

TOEWS TACTICAL DEFENSIVE ALPHA FUND

Annual Report
April 30, 2020

Investor Information: 1-877-558-6397

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.toewscorp.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Dear Shareholders,

Investing in equities and bonds has the potential to generate above-inflation returns for investors. Yet despite the many reasons for investing in these markets, financial assets remain vulnerable to infrequent, severe losses during bear market cycles. As a consequence, risk abatement strategies are desirable for investors who have a limited ability to tolerate losses. The objectives of our strategies are to provide investors with access to financial markets while seeking to reduce the risk of significant loss.

Our Strategy and Fund Performance

Our investment strategies enter and exit markets based on asset price movements. When our system indicates that prices are rising, asset classes remain fully invested, and we attempt to participate in the movement of the target asset class of each Fund (defined in Notes). At every point during a rising market, our system maintains an exit point at some percentage below the market. As prices rise, the exit level “rolls up” at a rate that correlates roughly to the rate of the increase of the target asset price level.

Once our system exits a market for a certain asset class, the respective Fund remains out of that asset class as long as it is declining. Just as our hedging point slowly increases during rising markets, our point of re-entry adjusts lower as markets move lower. The greater the decline, the more likely it is that we will re-enter the market at a lower point than we exited. During severe declines, the re-entry point can be significantly lower than the exit price, creating a lower basis for gains.

To take positions in stocks, we frequently employ the use of equity index futures contracts. Futures contracts tend to track their respective market indices efficiently. Due to arbitrage and other factors, there is no material impact on a Fund’s performance, either positive or negative, from the use of futures contracts versus holding individual equities and/or ETFs. Additionally, some Funds may use options contracts to hedge against swift and deep drops in the equity markets. In rising markets, the options contracts are expected to lose some value and lower a Fund’s performance.

Each exit out of the market creates a possible market underperformance event. If the system becomes completely defensive and the market reverses over the short term, the market re-entry point can be higher than the exit level. This can happen several days or several weeks after a defensive posture is implemented. The greater the number of incidents of moving in/out of a market during a period of time, the more vulnerable the system is to under-performance. In other words, while our system attempts to reduce the risk of significant loss, there may be a cost to implementing this system that can be realized if the Funds underperform their respective benchmarks. Ideal investors for the Funds are those for whom risk management is paramount.

Generally, relative performance of the Funds improves when markets decline, as was seen briefly during Q4 2018 and Q1 of 2020. During both of these periods of decline, including the most recent Coronavirus-related market volatility, the majority of the Funds were effective at reducing drawdowns because they were in a defensive posture for a significant period of time. As a result of Toews’ strategies becoming defensive during market declines, many of the Funds have outperformed their benchmark returns.

During the Q1 2020 Coronavirus related market volatility, the funds became fully defensive as of 3/3/2020 in their Domestic Equity positions and as of 2/27/2020 in International Equity and High Yield Bond Positions with re-entries coming in Mid-April (Domestic Equities and High Yield Bonds) and the End of May (International Equities). During the period the funds were defensive, Equity Markets saw the circuit breakers halt trading four times (3/9/2020, 3/12/2020, 3/16/2020 and 3/18/2020) while the markets attempted to digest the information of the Coronavirus. Although High Yield Bond positions became defensive and re-invested again prior to the end of the fiscal year, these trades had a minimal impact on the overall performance of the funds.

During the fiscal year ended April 30, 2020, Toews Tactical Monument Fund (THLGX), Toews Tactical Opportunity Fund (THSMX), Toews Tactical Oceana Fund (THIDX), Toews Tactical Growth Allocation Fund (THGWX) and Toews Tactical Income Fund (THHYX) outperformed their respective benchmarks. The outperformance can be partially attributed to the funds’ trading strategies which included four round trip trades into and out of Domestic Equities (THLGX, THSMX, THGWX), four round trip trades into and out of International Equities (THIDX and THGWX) and five round trip trades into and out of High Yield Bonds (THGWX and THHYX). In addition, the cash management and put strategies in THLGX, THSMX, THIDX and THGWX appreciated, contributing to these funds’ outperformance compared to their benchmarks.

Toews Tactical Defensive Alpha Fund (TTDAX) and Toews Unconstrained Income Fund (TUIFX) trailed their respective benchmarks during the fiscal year. The strategies’ underperformance is due, in part, to the multiple short-term exits and re-entries over the course of the year. The funds’ strategies of exiting asset classes and re-entering based on a signal can, at times, produce underperformance. However, in other markets, these same strategies may outperform their benchmarks.

Trading positively impacted the Toews Tactical Income Fund’s performance, and the Fund outperformed its benchmark during the period by 3.8%. The main factors impacting the Fund’s performance were the five round trip trades into and out of high yield bond instruments during the year. These trades had a positive effect on performance as they helped the Fund avoid some market losses. Also during the fiscal year, the Toews Unconstrained Income Fund underperformed its benchmark by 11.14%. Several factors impacted the Fund’s performance. The Fund tactically manages exposure to three components: 1) High Yield Bonds, 2) Aggregate Bonds and 3) Treasury Inflation Protected Securities. The High Yield Bond component made five round trip trades into and out of high yield bond instruments during the year. These trades had a positive effect on performance as they helped the Fund avoid some market losses. However, the Aggregate Bond and Treasury Inflation Protected Securities components made three round trip trades into and out of their respective asset classes. These trades had a negative effect on performance as markets vacillated around our signal, causing market-trailing trades.

Each of our equity funds deploys an option strategy that systematically purchases out of the money put options, attempting to reduce losses during steep market declines. During Q1 2020, the options strategy offset some potential losses in each of our equity Funds while our algorithms caught up to equity market prices, contributing to outperformance vs their respective benchmarks. The Toews Tactical Opportunity Fund, Toews Tactical Oceana Fund, and Toews Tactical Growth Allocation Fund each outperformed their respective benchmarks. The main factors contributing to outperformance were several complete round trip trades during the year. These trades, coupled with our cash management strategy and put protection appreciation, had positive effects on performance. Conversely, the Toews Tactical Defensive Alpha Fund (TTDAX) underperformed its respective benchmark by 4.37%. The main factor impacting performance was that the fund exited the markets to low volatility stocks that underperformed during the periods. However, the fund’s put protection appreciation, especially in 1Q2020, and our cash management strategy helped the fund avoid further losses.

One Year Performance as of 4-30-2020

Fund	Net Assets	Fund Return*	Benchmark Return	Benchmark
Toews Tactical Growth Allocation Fund	$18,287,957	1.61%	0.86%	S&P 500 Total Return Index
Toews Tactical Income Fund	$611,706,643	-1.41%	-5.21%	BofA Merrill Lynch High Yield Cash Pay Index
Toews Tactical Oceana Fund	$28,688,278	-2.51%	-11.34%	The MSCI EAFE Index
Toews Tactical Monument Fund	$96,708,957	8.90%	0.86%	S&P 500 Total Return Index
Toews Tactical Opportunity Fund	$41,094,679	2.78%	-17.50% -14.94%	Morningstar U.S. Small Cap Total Return Index S&P 400 Total Return Index
Toews Unconstrained Income Fund	$61,798,270	-0.30%	10.84%	Bloomberg Barclays Aggregate U.S. Bond Index
Toews Tactical Defensive Alpha Fund	$109,760,987	-3.51%	0.86%	S&P 500 Total Return Index

*	Past performance is not indicative of future results

Our policy is to distribute substantially all of the Funds’ net investment income at least annually except for Toews Tactical Income Fund, which intends to make distributions monthly. The remaining Funds intend to distribute net capital gains annually, usually in December. The effect of such policy has been to provide significant distributions of capital back to shareholders in December for those Funds that had net capital gains and more frequently than annually for net investment income in Toews Tactical Income Fund and Toews Unconstrained Income Fund. Since the distributions are reinvested in shares of the Funds unless a cash distribution is selected, the Funds have seen significant change in Fund assets except briefly in December prior to reinvestment and for brief periods of time throughout the year for Toews Tactical Income Fund and Toews Unconstrained Income Fund.

Our Outlook

We believe that stocks and high yield bonds have been overvalued from a historical perspective, and their lofty valuations will be challenged by future further market declines. Intermediate or long-term visibility is challenging, however, due to the number of unknowns that may significantly affect market prices. These include elections and the threatened health of the overall global economy. The potential advantage of our methodology is its ability to attempt to avoid the bulk of market declines. When markets decline, depending on strategy, the Funds can exchange their market exposure for defensive assets like money market securities, bond funds, and/or low volatility stocks. If the objective of the Funds is achieved, it creates an opportunity to buy near market lows and participate in potential rebounds. As a result, it may be possible to produce positive returns even after the market lost money or moved sideways.

For investors who wish to participate in long term, above inflation growth investments, the path to navigate these markets is straightforward but requires constant vigilance: 1) stay committed to equity markets, an asset class that may help protect investors against inflation; and 2) hedge your equity portfolios against losses. Both are pillars on which the Toews system has been built.

As always, we feel strongly that adding risk management strategies to portfolios in this environment is prudent and desirable.

We thank you for the confidence you have placed in us.

Warmest Regards,

Phillip R. Toews

Portfolio Manager

Prior performance is no guarantee of future results. There can be no assurance, and individuals should not assume, that future performance of any of the portfolios referenced will be comparable to past performance. There can be no assurance that Toews will achieve its performance objectives.

This letter may include forward-looking statements. All statements other than statements of historical fact are forward-looking statements (including words such as “believe,” “estimate,” “anticipate,” “may,” “will,” “should,” and “expect”). Although we believe that the expectations reflected in such forward-looking statements are reasonable, we can give no assurance that such expectations will prove to be correct. Various factors could cause actual results or performance to differ materially from those discussed in such forward-looking statements.

This letter is intended to provide general information only and should not be construed as an offer of specifically-tailored individualized advice. Please contact your investment adviser, accountant, and/or attorney for advice appropriate to your specific situation.

Investors cannot invest directly in an index.

Definitions:

A derivative is a security with a price that is dependent upon or derived from one or more underlying assets.

The MSCI EAFE Index is a stock market index that is designed to measure the equity market performance of developed markets outside of the U.S. & Canada.

The ICE BofAML High Yield U.S. Corporates, Cash Pay Index is a commonly used benchmark for U.S. issued high yield corporate bonds.

Morningstar US Small Cap TR Index tracks the performance of U.S. small-cap stocks that fall between 90th and 97th percentile in market capitalization of the investable universe.

The S&P 400 Index is a stock market index that serves as a barometer for the U.S. mid-cap equities sector.

The S&P 500 Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks.

The Bloomberg Barclays U.S. Aggregate Bond Index is an index used to represent U.S. traded investment grade bonds.

For additional information about Toews, including fees and services, send for our disclosure statement as set forth on Form ADV by contacting Toews at Toews Corporation, 1750 Zion Road, Suite 201, Northfield, NJ 08225-1844 or (877) 863-9726. 2208-NLD-6/3/2020

1796579/053121 MK

Toews Tactical Growth Allocation Fund
PORTFOLIO REVIEW (Unaudited)
April 30, 2020

Comparison of Change in Value of $10,000 Investment

Annualized Total Returns as of April 30, 2020

		Annualized
			Since
	1 Year	5 Year	Inception*
Toews Tactical Growth Allocation Fund	1.61%	1.15%	2.58%
S&P 500 Total Return Index	0.86%	9.12%	12.57%

*	Commencement of operations is August 2, 2010.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s adviser has waived fees and/or reimbursed expenses over the periods shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.76% of average net assets, per the Fund’s prospectus dated August 28, 2019. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
April 30, 2020
Percent of
Net Assets
Exchange Traded Funds	74.5%
Mutual Fund	3.3%
Options	0.1%
Cash and Other Assets Less Liabilities (1)	22.1%
100.0%

(1) Includes net unrealized appreciation on futures contracts.

Please refer to the Fund’s Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Toews Tactical Income Fund
PORTFOLIO REVIEW (Unaudited)
April 30, 2020

Comparison of Change in Value of $10,000 Investment

Annualized Total Returns as of April 30, 2020

		Annualized
			Since
	1 Year	5 Year	Inception*
Toews Tactical Income Fund	(1.41)%	2.95%	4.89%
BofA Merrill Lynch High Yield Cash Pay Index	(5.21)%	3.20%	6.10%

*	Commencement of operations is June 4, 2010.

The BofA Merrill Lynch High Yield Cash Pay Index is an unmanaged index used as a general measure of market performance consisting of fixed-rate, coupon-bearing bonds with an outstanding par which is greater than or equal to $50 million, a maturity range greater than or equal to one year and must be less than BBB/Baa3 rated but not in default. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s adviser has waived fees and/or reimbursed expenses over the periods shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.53% of average net assets, per the Fund’s prospectus dated August 28, 2019. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
April 30, 2020
Percent of
Net Assets
Exchange Traded Funds	51.2%
Mutual Fund	17.3%
Cash and Other Assets Less Liabilities	31.5%
100.0%

Please refer to the Fund’s Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Toews Tactical Oceana Fund
PORTFOLIO REVIEW (Unaudited)
April 30, 2020

Comparison of Change in Value of $10,000 Investment

Annualized Total Returns as of April 30, 2020

		Annualized
			Since
	1 Year	5 Year	Inception*
Toews Tactical Oceana Fund	(2.51)%	(0.12)%	(0.70)%
The MSCI EAFE Index	(11.34)%	(0.17)%	5.00%

*	Commencement of operations is June 4, 2010.

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index consists of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s adviser has waived fees and/or reimbursed expenses over the periods shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.46% of average net assets, per the Fund’s prospectus dated August 28, 2019. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
April 30, 2020
Percent of
Net Assets
Exchange Traded Funds	80.0%
Cash and Other Assets Less Liabilities	20.0%
100.0%

Please refer to the Fund’s Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Toews Tactical Monument Fund
PORTFOLIO REVIEW (Unaudited)
April 30, 2020

Comparison of Change in Value of $10,000 Investment

Annualized Total Returns as of April 30, 2020

		Annualized
	1 Year	5 Year	Since Inception*
Toews Tactical Monument Fund	8.90%	3.58%	6.06%
S&P 500 Total Return Index	0.86%	9.12%	13.01%

*	Commencement of operations is June 4, 2010.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s adviser has waived fees and/or reimbursed expenses over the periods shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.52% of average net assets, per the Fund’s prospectus dated August 28, 2019. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
April 30, 2020
Percent of
Net Assets
Exchange Traded Funds	79.2%
Options Purchased	0.2%
Cash and Other Assets Less Liabilities (1)	20.6%
100.0%

(1) Includes net unrealized appreciation on futures contracts.

Please refer to the Fund’s Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Toews Tactical Opportunity Fund
PORTFOLIO REVIEW (Unaudited)
April 30, 2020

Comparison of Change in Value of $10,000 Investment

Annualized Total Returns as of April 30, 2020

		Annualized
			Since
	1 Year	5 Year	Inception*
Toews Tactical Opportunity Fund	2.78%	(0.71)%	3.00%
Morningstar U.S. Small Cap Total Return Index	(17.50)%	2.31%	9.19%

*	Commencement of operations is June 4, 2010.

The Morningstar U.S. Small Cap Total Return Index measures the performance of stocks issued by small-capitalization companies that are domiciled or principally traded in the United States. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s adviser has waived fees and/or reimbursed expenses over the periods shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.44% of average net assets, per the Fund’s prospectus dated August 28, 2019. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
April 30, 2020
Percent of
Net Assets
Exchange Traded Funds	79.7%
Options Purchased	0.1%
Cash and Other Assets Less Liabilities (1)	20.2%
100.0%

(1) Includes net unrealized appreciation on futures contracts.

Please refer to the Fund’s Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Toews Unconstrained Income Fund
PORTFOLIO REVIEW (Unaudited)
April 30, 2020

Comparison of Change in Value of $10,000 Investment

Annualized Total Returns as of April 30, 2020

		Annualized
			Since
	1 Year	5 Year	Inception*
Toews Unconstrained Income Fund	(0.30)%	1.70%	2.10%
Bloomberg Barclays Aggregate U.S. Bond Index	10.84%	3.80%	4.08%

*	Commencement of operations is August 28, 2013.

The Bloomberg Barclays Aggregate U.S. Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s adviser has waived fees and/or reimbursed expenses over the periods shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.53% of average net assets, per the Fund’s prospectus dated August 28, 2019. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
April 30, 2020
Percent of
Net Assets
Exchange Traded Funds	79.4%
Mutual Fund	4.5%
Cash and Other Assets Less Liabilities	16.1%
100.0%

Please refer to the Fund’s Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Toews Tactical Defensive Alpha Fund
PORTFOLIO REVIEW (Unaudited)
April 30, 2020

Comparison of Change in Value of $10,000 Investment

Annualized Total Returns as of April 30, 2020

		Annualized
			Since
	1 Year	3 Year	Inception*
Toews Tactical Defensive Alpha Fund	(3.51%)	3.53%	6.96%
S&P 500 Total Return Index	0.86%	9.04%	12.08%

*	Commencement of operations is January 7, 2016.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s adviser has waived fees and/or reimbursed expenses over the period shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.29% of average net assets of average net assets, per the Fund’s prospectus dated August 28, 2019. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
April 30, 2020
Percent of
Net Assets
Exchange Traded Funds	72.6%
Common Stock	10.4%
Real Estate Investment Trusts	2.0%
Options Purchased	0.1%
Cash and Other Assets Less Liabilities (1)	14.9%
100.0%

(1) Includes net unrealized appreciation on futures contracts.

Please refer to the Fund’s Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Toews Tactical Growth Allocation Fund
Portfolio of Investments
April 30, 2020

Shares					Fair Value
	EXCHANGE TRADED FUNDS - 74.5%
	DEBT FUNDS - 74.5%
50,000	iShares Core U.S. Aggregate Bond ETF				$5,855,000
11,900	iShares iBoxx $ High Yield Corporate Bond ETF				957,117
9,600	SPDR Bloomberg Barclays High Yield Bond ETF				950,688
67,000	Vanguard Total Bond Market ETF				5,863,170
	TOTAL EXCHANGE TRADED FUNDS (Cost - $13,624,023)				13,625,975

	MUTUAL FUND - 3.3%
	DEBT FUND - 3.3%
86,674	BlackRock High Yield Bond Portfolio - Institutional Class				598,916
	TOTAL MUTUAL FUNDS (Cost - $605,850)

Contracts**		Expiration	Exercise Price	Notional Amount
	OPTIONS PURCHASED* - 0.1%
	PUT OPTIONS PURCHASED - 0.1%
20	S&P 500 E-Mini	May 2020	$2,505.00	$2,505,000	7,500
21	S&P 500 E-Mini	May 2020	2,380.00	2,499,000	4,200
22	S&P 500 E-Mini	May 2020	2,415.00	2,656,500	5,170
	TOTAL OPTIONS PURCHASED (Cost - $85,263)				16,870

	TOTAL INVESTMENTS - 77.9% (Cost - $14,315,136)				$14,241,761
	CASH AND OTHER ASSETS LESS LIABILITIES - 22.1%				4,046,196
	NET ASSETS - 100.0%				$18,287,957

OPEN FUTURES CONTRACTS
Number of			Notional Amount at
Contracts	Open Long Future Contracts	Expiration	April 30, 2020		Unrealized Appreciation
6	Nasdaq 100 E-Mini	June 2020	$1,078,620		$32,904
42	Russell 2000 Index E-Mini	June 2020	2,744,070		235,014
18	S&P 500 E-Mini	June 2020	2,612,160		83,355
17	S&P MidCap 400 E-Mini	June 2020	2,790,210		202,206
	TOTAL FUTURES CONTRACTS				$553,479

*	Non-income producing security.

**	Each option contract allows the holder of the option to purchase or sell one contract of the underlying futures.

ETF - Exchange Traded Fund.

See accompanying notes to financial statements.

Toews Tactical Income Fund
Portfolio of Investments
April 30, 2020

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 51.2%
	DEBT FUNDS - 51.2%
110,000	iShares Broad USD High Yield Coroporate Bond ETF	$4,073,300
1,825,000	iShares iBoxx $ High Yield Corporate Bond ETF	146,784,750
100,000	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	8,891,000
1,465,000	SPDR Bloomberg Barclays High Yield Bond ETF	145,078,950
120,000	VanEck Vectors Fallen Angel High Yield Bond ETF	3,262,800
110,000	Xtrackers USD High Yield Corporate Bond ETF	5,040,200
	TOTAL EXCHANGE TRADED FUNDS (Cost - $312,549,048)	313,131,000

	MUTUAL FUND - 17.3%
	DEBT FUND - 17.3%
15,308,165	BlackRock High Yield Bond Portfolio - Institutional Class	105,779,417
	TOTAL MUTUAL FUND (Cost - $107,004,070)

	TOTAL INVESTMENTS - 68.5% (Cost - $419,553,118)	$418,910,417
	CASH AND OTHER ASSETS LESS LIABILITIES - 31.5%	192,796,226
	NET ASSETS - 100.0%	$611,706,643

ETF - Exchange Traded Fund

See accompanying notes to financial statements.

Toews Tactical Oceana Fund
Portfolio of Investments
April 30, 2020

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 80.0%
	DEBT FUNDS - 80.0%
98,000	iShares Core U.S. Aggregate Bond ETF	$11,475,800
131,000	Vanguard Total Bond Market ETF	11,463,810
	TOTAL EXCHANGE TRADED FUNDS (Cost - $22,942,388)	22,939,610

	TOTAL INVESTMENTS - 80.0% (Cost - $22,942,388)	$22,939,610
	CASH AND OTHER ASSETS LESS LIABILITIES - 20.0%	5,748,668
	NET ASSETS - 100.0%	$28,688,278

ETF - Exchange Traded Fund

See accompanying notes to financial statements.

Toews Tactical Monument Fund
Portfolio of Investments
April 30, 2020

Shares					Fair Value
	EXCHANGE TRADED FUNDS - 79.2%
	DEBT FUNDS - 79.2%
327,000	iShares Core U.S. Aggregate Bond ETF				$38,291,700
438,000	Vanguard Total Bond Market ETF				38,329,380
	TOTAL EXCHANGE TRADED FUNDS (Cost - $76,651,958)				76,621,080

Contracts**		Expiration	Exercise Price	Notional Amount
	OPTIONS PURCHASED* - 0.2%
	PUT OPTIONS PURCHASED - 0.2%
186	S&P 500 E-Mini	May 2020	$2,380.00	$22,134,000	37,200
287	S&P 500 E-Mini	May 2020	2,415.00	34,655,250	67,445
204	S&P 500 E-Mini	May 2020	2,505.00	25,551,000	76,500
	TOTAL OPTIONS PURCHASED (Cost - $910,781)				181,145

	TOTAL INVESTMENTS - 79.4% (Cost - $77,562,739)				$76,802,225
	CASH AND OTHER ASSETS LESS LIABILITIES - 20.6%				19,906,732
	NET ASSETS - 100.0%				$96,708,957

OPEN FUTURES CONTRACTS
Number of			Notional Amount at
Contracts	Open Long Future Contracts	Expiration	April 30, 2020		Unrealized Appreciation
163	Nasdaq 100 E-Mini	June 2020	$29,302,510		$895,376
463	S&P 500 E-Mini	June 2020	67,190,560		2,138,291
					$3,033,667

*	Non-income producing security.

**	Each option contract allows the holder of the option to purchase or sell one contract of the underlying futures.

ETF - Exchange Traded Fund

See accompanying notes to financial statements.

Toews Tactical Opportunity Fund
Portfolio of Investments
April 30, 2020

Shares					Fair Value
	EXCHANGE TRADED FUNDS - 79.7%
	DEBT FUNDS - 79.7%
141,000	iShares Core U.S. Aggregate Bond ETF				$16,511,100
186,000	Vanguard Total Bond Market ETF				16,276,860
	TOTAL EXCHANGE TRADED FUNDS (Cost - $32,792,171)				32,787,960

Contracts**		Expiration	Exercise Price	Notional Amount
	OPTIONS PURCHASED* - 0.1%
	PUT OPTIONS PURCHASED - 0.1%
212	Russell 2000 E-Mini	May 2020	$945.00	$10,017,000	4,240
214	Russell 2000 E-Mini	May 2020	990.00	10,593,000	8,560
230	Russell 2000 E-Mini	May 2020	940.00	10,810,000	4,025
	TOTAL OPTIONS PURCHASED (Cost - $369,837)				16,825

	TOTAL INVESTMENTS - 79.8% (Cost - $33,162,008)				$32,804,785
	CASH AND OTHER ASSETS LESS LIABILITIES - 20.2%				8,289,894
	NET ASSETS - 100.0%				$41,094,679

OPEN FUTURES CONTRACTS
Number of			Notional Amount at
Contracts	Open Long Future Contracts	Expiration	April 30, 2020		Unrealized Appreciation
313	Russell 2000 Index E-Mini	June 2020	$20,449,855		$1,771,287
125	S&P MidCap 400 E-Mini	June 2020	20,516,250		1,498,185
	TOTAL FUTURES CONTRACTS				$3,269,472

*	Non-income producing security.

**	Each option contract allows the holder of the option to purchase or sell one contract of the underlying futures.

ETF - Exchange Traded Fund

See accompanying notes to financial statements.

Toews Unconstrained Income Fund
Portfolio of Investments
April 30, 2020

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 79.4%
	DEBT FUNDS - 79.4%
66,500	iShares Core U.S. Aggregate Bond ETF	$7,787,150
113,500	iShares iBoxx $ High Yield Corporate Bond ETF	9,128,805
127,500	iShares TIPS Bond ETF	15,467,025
89,500	SPDR Bloomberg Barclays High Yield Bond ETF	8,863,185
89,200	Vanguard Total Bond Market ETF	7,805,892
	TOTAL EXCHANGE TRADED FUNDS (Cost - $49,061,257)	49,052,057

	MUTUAL FUND - 4.5%
	DEBT FUND - 4.5%
408,451	BlackRock High Yield Bond Portfolio - Institutional Class	2,822,394
	TOTAL MUTUAL FUND (Cost - $2,855,070)

	TOTAL INVESTMENTS - 83.9% (Cost - $51,916,327)	$51,874,451
	CASH AND OTHER ASSETS LESS LIABILITIES - 16.1%	9,923,819
	NET ASSETS - 100.0%	$61,798,270

ETF - Exchange Traded Fund

See accompanying notes to financial statements.

Toews Tactical Defensive Alpha Fund
Portfolio of Investments
April 30, 2020

Shares		Fair Value
	COMMON STOCK - 10.4%
	ADVERTISING - 0.1%
1,800	Omnicom Group, Inc.	$102,654

	AEROSPACE/DEFENSE - 0.1%
400	Lockheed Martin Corp.	155,624

	BANKS - 0.1%
2,900	US Bancorp	105,850

	BEVERAGES - 0.2%
2,500	Coca-Cola Co.	114,725
1,300	PepsiCo, Inc.	171,977
		286,702
	BUILDING MATERIALS - 0.1%
3,500	Johnson Controls International plc	101,885

	CHEMICALS - 0.1%
800	Ecolab, Inc.	154,800

	COMMERCIAL SERVICES - 0.4%
800	Automatic Data Processing, Inc.	117,352
2,000	IHS Markit Ltd.	134,600
1,000	Verisk Analytics, Inc.	152,830
		404,782
	COMPUTERS - 0.1%
800	Accenture PLC	148,152

	COSMETICS/PERSONAL CARE - 0.3%
2,000	Colgate-Palmolive Co.	140,540
1,300	Procter & Gamble Co.	153,231
		293,771
	DIVERSIFIED FINANCIAL SERVICES - 0.5%
1,100	American Express Co.	100,375
1,700	Intercontinental Exchange, Inc.	152,065
1,200	Nasdaq, Inc.	131,604
700	Visa, Inc.	125,104
		509,148
	ELECTRIC - 3.0%
3,400	Alliant Energy Corp.	165,070
2,200	Ameren Corp.	160,050
1,900	American Electric Power Co., Inc.	157,909
2,800	CMS Energy Corp.	159,852
2,200	Consolidated Edison, Inc.	173,360
2,100	Dominion Energy, Inc.	161,973
1,500	DTE Energy Co.	155,610
2,100	Duke Energy Corp.	177,786
1,400	Entergy Corp.	133,714
2,500	Evergy, Inc.	146,075
2,200	Eversource Energy	177,540
3,400	Exelon Corp.	126,072
3,500	FirstEnergy Corp.	144,445
700	NextEra Energy, Inc.	161,784
1,800	Pinnacle West Capital Corp.	138,582
4,600	PPL Corp.	116,932
3,400	Public Service Enterprise Group, Inc.	172,414
1,100	Sempra Energy	136,235
2,700	Southern Co.	153,171
1,900	WEC Energy Group, Inc.	172,045
2,700	Xcel Energy, Inc.	171,612
		3,262,231
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
1,400	AMETEK, Inc.	117,418

	ELECTRONICS - 0.2%
800	Honeywell International, Inc.	113,520
400	Roper Technologies, Inc.	136,412
		249,932
	ENVIRONMENTAL CONTROL - 0.3%
2,100	Republic Services, Inc.	164,514
1,500	Waste Management, Inc.	150,030
		314,544

See accompanying notes to financial statements.

Toews Tactical Defensive Alpha Fund
Portfolio of Investments (Continued)
April 30, 2020

Shares		Fair Value
	COMMON STOCK - 10.4% (Continued)
	FOOD - 0.5%
1,000	Hershey Co.	$132,430
3,000	Hormel Foods Corp.	140,550
2,700	Mondelez International, Inc.	138,888
2,100	Sysco Corp.	118,167
		530,035
	GAS - 0.3%
1,700	Atmos Energy Corp.	173,349
5,400	NiSource, Inc.	135,594
		308,943
	HEALTHCARE-PRODUCTS - 0.4%
1,600	Abbott Laboratories	147,344
1,500	Medtronic PLC	146,445
700	Stryker Corp.	130,501
		424,290
	INSURANCE - 1.5%
3,300	Aflac, Inc.	122,892
1,300	Allstate Corp.	132,236
1,500	Arthur J Gallagher & Co.	117,750
1,000	Assurant, Inc.	106,240
800	Berkshire Hathaway, Inc. *	149,888
1,000	Chubb Ltd.	108,010
1,300	Cincinnati Financial Corp.	85,540
500	Everest Re Group Ltd.	86,565
1,500	Globe Life, Inc.	123,510
2,900	Hartford Financial Services Group, Inc.	110,171
2,700	Loews Corp.	93,582
1,400	Marsh & McLennan Co., Inc.	136,262
1,100	Travelers Co., Inc.	111,331
2,000	WR Berkley Corp.	108,000
		1,591,977
	MEDIA - 0.2%
300	Charter Communications, Inc. *	148,569
3,100	Comcast Corp.	116,653
		265,222
	PHARMACEUTICALS - 0.3%
1,100	Johnson & Johnson	165,044
1,700	Merck & Co., Inc.	134,878
		299,922
	PIPELINES - 0.1%
7,200	Kinder Morgan, Inc.	109,656

	RETAIL - 0.7%
500	Costco Wholesale Corp.	151,500
600	Home Depot, Inc.	131,898
800	McDonald’s Corp.	150,048
1,500	Walmart, Inc.	182,325
1,600	Yum! Brands, Inc.	138,288
		754,059
	SOFTWARE - 0.4%
1,300	Citrix Systems, Inc.	188,513
900	Jack Henry & Associates, Inc.	147,195
1,800	Paychex, Inc.	123,336
		459,044
	TELECOMMUNICATIONS - 0.3%
3,900	AT&T, Inc.	118,833
2,900	Verizon Communications, Inc.	166,605
		285,438
	WATER - 0.1%
1,300	American Water Works Co., Inc.	158,197

	TOTAL COMMON STOCK (Cost - $12,510,020)	11,394,276

	EXCHANGE TRADED FUNDS - 72.6%
	DEBT FUNDS - 72.6%
353,500	Invesco S&P 500 Low Volatility ETF	17,653,790
265,000	iShares Core U.S. Aggregate Bond ETF	31,031,500
355,000	Vanguard Total Bond Market ETF	31,066,050
	TOTAL EXCHANGE TRADED FUNDS (Cost - $77,969,139)	79,751,340

See accompanying notes to financial statements.

Toews Tactical Defensive Alpha Fund
Portfolio of Investments (Continued)
April 30, 2020

Shares					Fair Value
	REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.0%
	REITS - 2.0%
1,000	Alexandria Real Estate Equities, Inc.				$157,090
3,200	Apartment Investment & Management Co.				120,544
800	AvalonBay Communities, Inc.				130,360
1,200	Boston Properties, Inc.				116,616
4,700	Duke Realty Corp.				163,090
2,200	Equity Residential				143,132
500	Essex Property Trust, Inc.				122,050
1,400	Extra Space Storage, Inc.				123,536
1,400	Federal Realty Investment Trust				116,578
1,200	Mid-America Apartment Communities, Inc.				134,304
1,500	Prologis, Inc.				133,845
700	Public Storage				129,815
1,900	Realty Income Corp.				104,348
2,600	Regency Centers Corp.				114,166
1,600	SL Green Realty Corp.				84,880
3,600	UDR, Inc.				134,892
2,400	Vornado Realty Trust				105,168
1,600	Welltower, Inc.				81,968
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost - $2,733,966)				2,216,382

Contracts**		Expiration	Exercise Price	Notional Amount
	OPTIONS PURCHASED* - 0.1%
	PUT OPTIONS PURCHASED - 0.1%
291	Russell 2000 E-Mini	May 2020	$940.00	$13,677,000	5,093
309	Russell 2000 E-Mini	May 2020	945.00	14,600,250	6,180
302	Russell 2000 E-Mini	May 2020	990.00	14,949,000	12,080
49	S&P 500 E-Mini	May 2020	2,415.00	5,916,750	11,515
50	S&P 500 E-Mini	May 2020	2,505.00	6,262,500	18,750
53	S&P 500 E-Mini	May 2020	2,380.00	6,307,000	10,600
	TOTAL OPTIONS PURCHASED (Cost - $714,179)				64,218

	TOTAL INVESTMENTS - 85.1% (Cost - $93,927,304)				$93,426,216
	CASH AND OTHER ASSETS LESS LIABILITIES - 14.9%				16,334,771
	NET ASSETS - 100.0%				$109,760,987

OPEN FUTURES CONTRACTS
Number of			Notional Amount at
Contracts	Open Long Future Contracts	Expiration	April 30, 2020		Unrealized Appreciation
37	Nasdaq 100 E-Mini	June 2020	$6,651,490		$202,482
424	Russell 2000 Index E-Mini	June 2020	27,702,040		2,389,959
108	S&P 500 E-Mini	June 2020	15,672,960		493,216
170	S&P MidCap 400 E-Mini	June 2020	27,902,100		2,032,810
	TOTAL FUTURES CONTRACTS				$5,118,467

*	Non-income producing security.

**	Each option contract allows the holder of the option to purchase or sell one contract of the underlying futures.

ETF - Exchange Traded Fund

Ltd. - Limited Company

PLC - Public Limited Company

See accompanying notes to financial statements.

Toews Funds
Statements of Assets and Liabilities
April 30, 2020

	Toews Tactical	Toews Tactical	Toews Tactical
	Growth Allocation	Income	Oceana
	Fund	Fund	Fund
ASSETS:
Investments, at cost	$14,315,136	$419,553,118	$22,942,388
Investments, at fair value	$14,241,761	$418,910,417	$22,939,610
Cash and cash equivalents	4,718,460	513,022,958	5,509,171
Cash deposit with broker - futures margin balance	903,283	454,205	141,109
Unrealized appreciation from futures contracts	553,479	—	—
Receivable for Fund shares sold	10,139	686,875	187,797
Dividends and interest receivable	5,480	594,631	4,525
Prepaid expenses and other assets	7,748	17,398	8,082
Total Assets	20,440,350	933,686,484	28,790,294

LIABILITIES:
Accrued advisory fees	9,130	511,704	26,740
Payable for securities purchased	1,904,352	312,549,048	—
Payable for Fund shares redeemed	210,215	8,755,638	39,349
Payable to related parties	5,696	51,186	9,070
Accrued expenses and other liabilities	23,000	112,265	26,857
Total Liabilities	2,152,393	321,979,841	102,016

Net Assets	$18,287,957	$611,706,643	$28,688,278

NET ASSETS CONSIST OF:
Paid in capital	$18,024,832	$641,092,622	$33,693,490
Accumulated earnings (losses)	263,125	(29,385,979)	(5,005,212)
Net Assets	$18,287,957	$611,706,643	$28,688,278

Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,711,493	58,407,450	3,307,439
Net Asset Value (Net Assets / Shares Outstanding), offering price and redemption price per share	$10.69	$10.47	$8.67

See accompanying notes to financial statements.

Toews Funds
Statements of Assets and Liabilities (Continued)
April 30, 2020

	Toews Tactical	Toews Tactical	Toews	Toews Tactical
	Monument	Opportunity	Unconstrained Income	Defensive Alpha
	Fund	Fund	Fund	Fund
ASSETS:
Investments, at cost	$77,562,739	$33,162,008	$51,916,327	$93,927,304
Investments, at fair value	$76,802,225	$32,804,785	$51,874,451	$93,426,216
Cash and cash equivalents	8,230,812	3,221,278	26,052,034	6,049,314
Cash deposit with broker - futures margin balance	8,546,893	1,759,478	—	5,713,978
Receivable for securities sold	—	—	2,445,367	—
Unrealized appreciation from futures contracts	3,033,667	3,269,472	—	5,118,467
Dividends and interest receivable	12,152	5,485	23,097	55,815
Receivable for Fund shares sold	276,214	223,488	41,075	10,057
Prepaid expenses and other assets	71,025	8,107	8,441	17,097
Total Assets	96,972,988	41,292,093	80,444,465	110,390,944

LIABILITIES:
Accrued advisory fees	71,862	37,940	43,597	107,750
Payable for securities purchased	—	—	17,956,035	—
Payable for Fund shares redeemed	161,133	127,529	603,049	470,348
Payable to related parties	5,135	4,204	9,744	10,241
Accrued expenses and other liabilities	25,901	27,741	33,770	41,618
Total Liabilities	264,031	197,414	18,646,195	629,957

Net Assets	$96,708,957	$41,094,679	$61,798,270	$109,760,987

NET ASSETS CONSIST OF:
Paid in capital	$95,564,524	$50,716,265	$66,508,646	$115,865,053
Accumulated earnings (losses)	1,144,433	(9,621,586)	(4,710,376)	(6,104,066)
Net Assets	$96,708,957	$41,094,679	$61,798,270	$109,760,987

Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	7,511,556	4,036,856	6,379,702	10,509,971
Net Asset Value (Net Assets / Shares Outstanding), offering price and redemption price per share	$12.87	$10.18	$9.69	$10.44

See accompanying notes to financial statements.

Toews Funds
Statements of Operations
For the Year Ended April 30, 2020

	Toews Tactical	Toews Tactical	Toews Tactical
	Growth Allocation	Income	Oceana
	Fund	Fund	Fund
Investment Income:
Interest income	$54,941	$2,354,298	$72,358
Dividend income	411,209	21,115,755	595,027
Total Investment Income	466,150	23,470,053	667,385

Operating Expenses:
Investment advisory fees	178,310	5,550,051	296,271
Registration fees	22,783	42,828	24,999
Audit and tax fees	17,690	18,800	17,549
Third party administrative servicing fees	14,340	366,132	25,740
Administration fees	15,748	335,387	22,019
Printing expenses	13,714	40,151	7,026
Trustees’ fees	15,576	14,076	13,037
Legal fees	8,674	24,584	8,143
Compliance officer fees	6,017	28,365	7,067
Fund accounting fees	4,404	138,259	7,006
Transfer agent fees	3,009	49,856	2,856
Insurance expenses	501	11,701	1,003
Miscellaneous expenses	1,975	2,375	1,087
Total Operating Expenses	302,741	6,622,565	433,803

Less: Expenses waived by Adviser	(79,856)	—	(63,590)
Net Operating Expenses	222,885	6,622,565	370,213

Net Investment Income	243,265	16,847,488	297,172

Realized and Unrealized Gain (Loss) on Investments, Purchased Options, and Futures Contracts:
Net realized gain (loss) on:
Investments	894,411	(10,599,057)	1,988,242
Purchased options contracts	267,140	(1,664,047)	419,730
Futures contracts	(725,843)	(365,579)	(1,958,427)
Net change in unrealized appreciation (depreciation) on:
Investments	(239,727)	(13,763,459)	(300,324)
Purchased options contracts	(53,716)	—	31,492
Futures contracts	(90,072)	2,040	(1,240,192)
Net Realized and Unrealized Gain (Loss) on Investments, Purchased Options and Futures Contracts	52,193	(26,390,102)	(1,059,479)

Net Increase (Decrease) in Net Assets Resulting From Operations	$295,458	$(9,542,614)	$(762,307)

See accompanying notes to financial statements.

Toews Funds
Statements of Operations (Continued)
For the Year Ended April 30, 2020

	Toews Tactical	Toews Tactical	Toews	Toews Tactical
	Monument	Opportunity	Unconstrained Income	Defensive Alpha
	Fund	Fund	Fund	Fund
Investment Income:
Interest income	$96,451	$98,141	$147,085	$249,973
Dividend income	540,244	802,827	1,907,382	2,957,635
Total Investment Income	636,695	900,968	2,054,467	3,207,608

Operating Expenses:
Investment advisory fees	344,381	400,681	632,750	1,201,351
Registration fees	33,501	26,142	30,839	34,199
Third party administrative servicing fees	25,498	34,553	48,935	86,273
Administration fees	23,486	28,379	42,766	78,105
Audit and tax fees	17,550	17,549	15,500	16,801
Trustees’ fees	15,576	12,061	15,576	14,758
Legal fees	8,526	9,433	8,699	10,966
Compliance officer fees	6,669	7,221	8,281	10,988
Fund accounting fees	7,492	9,890	15,211	30,133
Printing expenses	5,630	6,879	17,344	8,320
Insurance expenses	661	955	1,387	2,460
Transfer agent fees	3,347	4,574	6,439	11,759
Miscellaneous expenses	512	2,240	1,003	1,974
Total Operating Expenses	492,829	560,557	844,730	1,508,087

Less: Expenses waived by Adviser	(59,975)	(59,755)	(53,268)	(6,495)
Net Operating Expenses	432,854	500,802	791,462	1,501,592

Net Investment Income	203,841	400,166	1,263,005	1,706,016

Realized and Unrealized Gain (Loss) on Investments, Purchased Options and Futures Contracts:
Net realized gain (loss) on:
Investments	1,874,079	2,734,974	(31,231)	(585,794)
Purchased options contracts	597,400	814,177	—	2,904,264
Futures contracts	1,057,091	(3,847,680)	—	(8,442,124)
Distributions of capital gains from underlying investment companies	—	—	—	10,725
Net change in unrealized appreciation (depreciation) on:
Investments	(283,390)	(408,331)	(1,808,655)	(865,779)
Purchased options contracts	(702,561)	(303,332)	—	(536,958)
Futures contracts	1,296,850	1,752,912	—	396,717
Net Realized and Unrealized Gain (Loss) on Investments, Purchased Options and Futures Contracts	3,839,469	742,720	(1,839,886)	(7,118,949)

Net Increase (Decrease) in Net Assets Resulting From Operations	$4,043,310	$1,142,886	$(576,881)	$(5,412,933)

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets

	Toews Tactical Growth Allocation
	Fund

	Year Ended	Year Ended
	April 30, 2020	April 30, 2019
Operations:
Net investment income	$243,265	$258,960
Net realized gain (loss) on investments, purchased options and futures contracts	435,708	(96,302)
Net change in unrealized appreciation (depreciation) on investments, purchased options and futures contracts	(383,515)	916,567
Net increase in net assets resulting from operations	295,458	1,079,225

Dividends and Distributions to Shareholders:
Total distributions paid	(298,848)	(223,675)
Total Dividends and Distributions to Shareholders	(298,848)	(223,675)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	6,470,443	5,185,024
Reinvestment of dividends and distributions	279,088	208,888
Cost of shares redeemed	(7,252,705)	(8,519,092)
Net decrease in net assets from share transactions of beneficial interest	(503,174)	(3,125,180)

Total Decrease in Net Assets	(506,564)	(2,269,630)

Net Assets:
Beginning of year	18,794,521	21,064,151
End of year	$18,287,957	$18,794,521

Share Activity:
Shares Sold	614,477	515,013
Shares Reinvested	26,181	21,446
Shares Redeemed	(685,303)	(836,914)
Net decrease in shares of beneficial interest outstanding	(44,645)	(300,455)

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets (Continued)

	Toews Tactical Income		Toews Tactical Oceana
	Fund		Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2020	April 30, 2019	April 30, 2020	April 30, 2019
Operations:
Net investment income	$16,847,488	$15,467,672	$297,172	$374,980
Net realized gain (loss) on investments, purchased options and futures contracts	(12,628,683)	(3,684,255)	449,545	(3,619,782)
Net change in unrealized appreciation (depreciation) on investments, purchased options and futures contracts	(13,761,419)	15,879,862	(1,509,024)	1,768,954
Net increase (decrease) in net assets resulting from operations	(9,542,614)	27,663,279	(762,307)	(1,475,848)

Dividends and Distributions to Shareholders:
Total distributions paid	(17,205,044)	(15,106,969)	(349,278)	(333,769)
Total Dividends and Distributions to Shareholders	(17,205,044)	(15,106,969)	(349,278)	(333,769)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	308,418,680	147,871,282	7,354,871	7,429,418
Reinvestment of dividends and distributions	16,647,859	14,673,282	343,664	329,632
Cost of shares redeemed	(215,987,187)	(235,210,926)	(10,136,330)	(24,854,795)
Net increase (decrease) in net assets from share transactions of beneficial interest	109,079,352	(72,666,362)	(2,437,795)	(17,095,745)

Total Increase (Decrease) in Net Assets	82,331,694	(60,110,052)	(3,549,380)	(18,905,362)

Net Assets:
Beginning of year	529,374,949	589,485,001	32,237,658	51,143,020
End of year	$611,706,643	$529,374,949	$28,688,278	$32,237,658

Share Activity:
Shares Sold	28,573,508	13,878,405	834,607	852,035
Shares Reinvested	1,537,018	1,375,965	38,441	40,101
Shares Redeemed	(20,015,173)	(22,147,451)	(1,147,894)	(2,837,426)
Net increase (decrease) in shares of beneficial interest outstanding	10,095,353	(6,893,081)	(274,846)	(1,945,290)

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets (Continued)

	Toews Tactical Monument		Toews Tactical Opportunity
	Fund		Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2020	April 30, 2019	April 30, 2020	April 30, 2019
Operations:
Net investment income	$203,841	$310,729	$400,166	$498,997
Net realized gain (loss) on investments, purchased options and futures contracts	3,528,570	2,028,314	(298,529)	991,566
Net change in unrealized appreciation on investments, purchased options and futures contracts	310,899	2,008,819	1,041,249	1,946,486
Net increase in net assets resulting from operations	4,043,310	4,347,862	1,142,886	3,437,049

Distributions to Shareholders:
Total distributions paid	(315,792)	(71,389)	(499,016)	(98,022)
Total Dividends and Distributions to Shareholders	(315,792)	(71,389)	(499,016)	(98,022)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	78,513,378	4,956,002	11,310,737	9,771,337
Reinvestment of dividends and distributions	310,499	70,307	490,149	96,767
Cost of shares redeemed	(13,920,056)	(22,832,075)	(15,320,792)	(34,240,185)
Net increase (decrease) in net assets from share transactions of beneficial interest	64,903,821	(17,805,766)	(3,519,906)	(24,372,081)

Total Decrease in Net Assets	68,631,339	(13,529,293)	(2,876,036)	(21,033,054)

Net Assets:
Beginning of year	28,077,618	41,606,911	43,970,715	65,003,769
End of year	$96,708,957	$28,077,618	$41,094,679	$43,970,715

Share Activity:
Shares Sold	6,273,211	462,403	1,166,312	1,027,292
Shares Reinvested	25,081	6,702	49,409	10,645
Shares Redeemed	(1,134,124)	(2,131,104)	(1,564,653)	(3,592,425)
Net increase (decrease) in shares of beneficial interest outstanding	5,164,168	(1,661,999)	(348,932)	(2,554,488)

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets (Continued)

	Toews Unconstrained		Toews Tactical Defensive
	Income Fund		Alpha Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2020	April 30, 2019	April 30, 2020	April 30, 2019
Operations:
Net investment income	$1,263,005	$1,417,319	$1,706,016	$1,076,063
Net realized gain (loss) on investments, purchased options and futures contracts	(31,231)	(873,631)	(6,123,654)	811,802
Distributions of capital gains from underlying investment companies	—	—	10,725	—
Net change in unrealized appreciation (depreciation) on investments, purchased options and futures contracts	(1,808,655)	2,000,814	(1,006,020)	5,666,190
Net increase (decrease) in net assets resulting from operations	(576,881)	2,544,502	(5,412,933)	7,554,055

Dividends and Distributions to Shareholders:
Total distributions paid	(1,332,076)	(1,404,753)	(9,009,029)	(1,326,879)
Total Dividends and Distributions to Shareholders	(1,332,076)	(1,404,753)	(9,009,029)	(1,326,879)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	30,475,415	16,349,324	43,102,921	34,050,362
Reinvestment of dividends and distributions	1,270,122	1,325,294	8,882,049	1,306,879
Cost of shares redeemed	(29,387,787)	(57,869,970)	(43,637,766)	(48,164,590)
Net increase (decrease) in net assets from share transactions of beneficial interest	2,357,750	(40,195,352)	8,347,204	(12,807,349)

Total Increase (Decrease) in Net Assets	448,793	(39,055,603)	(6,074,758)	(6,580,173)

Net Assets:
Beginning of year	61,349,477	100,405,080	115,835,745	122,415,918
End of year	$61,798,270	$61,349,477	$109,760,987	$115,835,745

Share Activity:
Shares Sold	3,038,179	1,686,596	3,775,209	3,077,579
Shares Reinvested	126,820	137,342	765,694	134,176
Shares Redeemed	(2,961,272)	(5,998,732)	(3,987,443)	(4,394,118)
Net increase (decrease) in shares of beneficial interest outstanding	203,727	(4,174,794)	553,460	(1,182,363)

See accompanying notes to financial statements.

Toews Tactical Growth Allocation Fund
Financial Highlights

Selected data based on a share outstanding throughout each year.

	For the Year	For the Year	For the Year	For the Year	For the Year
	ended	ended	ended	ended	ended
	April, 30, 2020	April, 30, 2019	April 30, 2018	April 30, 2017	April 30, 2016
Net asset value, beginning of year	$10.70	$10.24	$9.94	$9.62	$10.58
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)	0.14	0.13	0.10	0.01	(0.07)
Net realized and unrealized gain (loss) on investments	0.03	0.45	0.23	0.31	(0.74)
Total from investment operations	0.17	0.58	0.33	0.32	(0.81)
LESS DISTRIBUTIONS:
From net investment income	(0.18)	(0.12)	(0.03)	—	—
From net realized gains on investments	—	—	—	—	(0.15)
Total distributions	(0.18)	(0.12)	(0.03)	—	(0.15)

Net asset value, end of year	$10.69	$10.70	$10.24	$9.94	$9.62

Total return (b)	1.61%	5.75%	3.33%	3.33%	(7.70)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$18,288	$18,795	$21,064	$21,685	$22,473
Ratios to average net assets
Expenses, net of reimbursement (c)	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses, before reimbursement (c)	1.70%	1.65%	1.59%	1.57%	1.55%
Net investment income (loss), net of reimbursement (c,d)	1.36%	1.32%	0.93%	0.06%	(0.73)%
Portfolio turnover rate	678%	568%	749%	163%	234%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Toews Tactical Income Fund
Financial Highlights

Selected data based on a share outstanding throughout each year.

	For the Year	For the Year		For the Year	For the Year	For the Year
	ended	ended		ended	ended	ended
	April, 30, 2020	April, 30, 2019		April 30, 2018	April 30, 2017	April 30, 2016
Net asset value, beginning of year	$10.96	$10.68		$11.33	$11.01	$10.76
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.33	0.30		0.34	0.41	0.10
Net realized and unrealized gain (loss) on investments	(0.48)	0.28		(0.29)	0.44	0.24
Total from investment operations	(0.15)	0.58		0.05	0.85	0.34
LESS DISTRIBUTIONS:
From net investment income	(0.34)	(0.30)		(0.33)	(0.49)	(0.09)
From net realized gains on investments	—	(0.00	) (e)	(0.37)	(0.04)	—
Total distributions	(0.34)	(0.30)		(0.70)	(0.53)	(0.09)

Net asset value, end of year	$10.47	$10.96		$10.68	$11.33	$11.01

Total return (b)	(1.41)%	5.54%		0.38%	7.28%	3.23%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$611,707	$529,375		$589,485	$540,726	$333,558
Ratios to average net assets
Expenses, net of reimbursement/recapture (c)	1.19%	1.20%		1.19%	1.25%	1.25%
Expenses, before reimbursement/recapture (c)	1.19%	1.20%		1.19%	1.20%	1.28%
Net investment income, net of reimbursement/recapture (c,d)	3.03%	2.86%		3.06%	3.64%	0.93%
Portfolio turnover rate	1323%	623%		541%	355%	739%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed or recaptured a portion of the expenses, total returns would have been lower or higher, respectively.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Per share amount represents less than $0.01 per share.

See accompanying notes to financial statements.

Toews Tactical Oceana Fund
Financial Highlights

Selected data based on a share outstanding throughout each year.

	For the Year	For the Year	For the Year	For the Year	For the Year
	ended	ended	ended	ended	ended
	April, 30, 2020	April, 30, 2019	April 30, 2018	April 30, 2017	April 30, 2016
Net asset value, beginning of year	$9.00	$9.25	$8.64	$8.59	$8.92
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)	0.09	0.09	0.04	(0.07)	(0.10)
Net realized and unrealized gain (loss) on investments	(0.31)	(0.25)	0.57	0.12	(0.23)
Total from investment operations	(0.22)	(0.16)	0.61	0.05	(0.33)
LESS DISTRIBUTIONS:
From net investment income	(0.11)	(0.09)	—	—	—
Total distributions	(0.11)	(0.09)	—	—	—

Net asset value, end of year	$8.67	$9.00	$9.25	$8.64	$8.59

Total return (b)	(2.51)%	(1.68)%	7.06%	0.58%	(3.70)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$28,688	$32,238	$51,143	$47,027	$73,074
Ratios to average net assets
Expenses, net of reimbursement (c)	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses, before reimbursement (c)	1.46%	1.41%	1.35%	1.38%	1.42%
Net investment Income (loss), net of reimbursement (c,d)	1.00%	1.00%	0.38%	(0.88)%	(1.16)%
Portfolio turnover rate	514%	570%	761%	11%	27%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Toews Tactical Monument Fund
Financial Highlights

Selected data based on a share outstanding throughout each year.

	For the Year	For the Year	For the Year	For the Year	For the Year
	ended	ended	ended	ended	ended
	April, 30, 2020	April, 30, 2019	April 30, 2018	April 30, 2017	April 30, 2016
Net asset value, beginning of year	$11.96	$10.38	$9.96	$9.33	$11.26
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)	0.07	0.11	0.04	(0.08)	(0.12)
Net realized and unrealized gain (loss) on investments	0.99	1.50	0.38	0.71	(1.54)
Total from investment operations	1.06	1.61	0.42	0.63	(1.66)
LESS DISTRIBUTIONS:
From net investment income	(0.15)	(0.03)	—	—	—
From net realized gains on investments	—	—	—	—	(0.27)
Total distributions	(0.15)	(0.03)	—	—	(0.27)

Net asset value, end of year	$12.87	$11.96	$10.38	$9.96	$9.33

Total return (b)	8.90%	15.53%	4.22%	6.75%	(14.84)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$96,709	$28,078	$41,607	$40,832	$58,185
Ratios to average net assets
Expenses, net of reimbursement (c)	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses, before reimbursement (c)	1.42%	1.47%	1.39%	1.32%	1.48%
Net investment income (loss), net of reimbursement (c,d)	0.59%	0.98%	0.40%	(0.88)%	(1.16)%
Portfolio turnover rate	446%	548%	752%	0%	27%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Toews Tactical Opportunity Fund
Financial Highlights

Selected data based on a share outstanding throughout each year.

	For the Year	For the Year	For the Year	For the Year	For the Year
	ended	ended	ended	ended	ended
	April, 30, 2020	April, 30, 2019	April 30, 2018	April 30, 2017	April 30, 2016
Net asset value, beginning of year	$10.03	$9.37	$9.29	$9.25	$10.79
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)	0.10	0.09	0.04	(0.08)	(0.12)
Net realized and unrealized gain (loss) on investments	0.18	0.59	0.04	0.12	(1.35)
Total from investment operations	0.28	0.68	0.08	0.04	(1.47)
LESS DISTRIBUTIONS:
From net investment income	(0.13)	(0.02)	—	—	—
From net realized gains on investments	—	—	—	—	(0.07)
Total distributions	(0.13)	(0.02)	—	—	(0.07)

Net asset value, end of year	$10.18	$10.03	$9.37	$9.29	$9.25

Total return (b)	2.78%	7.29%	0.86%	0.43%	(13.62)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$41,095	$43,971	$65,004	$61,905	$88,577
Ratios to average net assets
Expenses, net of reimbursement (c)	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses, before reimbursement (c)	1.40%	1.39%	1.32%	1.28%	1.40%
Net investment income (loss), net of reimbursement (c,d)	1.00%	0.99%	0.38%	(0.88)%	(1.17)%
Portfolio turnover rate	515%	565%	756%	13%	18%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Toews Unconstrained Income Fund
Financial Highlights

Selected data based on a share outstanding throughout each year.

	For the Year	For the Year	For the Year	For the Year	For the Year
	ended	ended	ended	ended	ended
	April, 30, 2020	April, 30, 2019	April 30, 2018	April 30, 2017	April 30, 2016
Net asset value, beginning of year	$9.93	$9.70	$10.45	$10.10	$10.04
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.20	0.19	0.21	0.23	0.11
Net realized and unrealized gain (loss) on investments	(0.23)	0.24	(0.51)	0.39	0.06
Total from investment operations	(0.03)	0.43	(0.30)	0.62	0.17
LESS DISTRIBUTIONS:
From net investment income	(0.21)	(0.20)	(0.21)	(0.26)	(0.11)
From net realized gains on investments	—	—	(0.24)	(0.01)	—
Total distributions	(0.21)	(0.20)	(0.45)	(0.27)	(0.11)

Net asset value, end of year	$9.69	$9.93	$9.70	$10.45	$10.10

Total return (b)	(0.30)%	4.48%	(3.03)%	5.90%	1.72%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$61,798	$61,349	$100,405	$109,076	$92,398
Ratios to average net assets
Expenses, net of reimbursement (c)	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses, before reimbursement (c)	1.33%	1.30%	1.30%	1.27%	1.37%
Net investment income, net of reimbursement (c,d)	2.00%	2.02%	2.05%	2.25%	1.13%
Portfolio turnover rate	920%	666%	650%	496%	496%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Toews Tactical Defensive Alpha Fund
Financial Highlights

Selected data based on a share outstanding throughout each year/period .

	For the Year	For the Year	For the Year	For the Year	For the Period
	ended	ended	ended	ended	ended
	April, 30, 2020	April, 30, 2019	April 30, 2018	April 30, 2017	April 30, 2016*
Net asset value, beginning of year/period	$11.63	$10.99	$11.66	$11.00	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)	0.16	0.10	0.06	(0.07)	(0.01)
Net realized and unrealized gain on investments	(0.48)	0.67	0.81	1.09	1.01
Total from investment operations	(0.32)	0.77	0.87	1.02	1.00
LESS DISTRIBUTIONS:
From net investment income	(0.24)	(0.04)	(0.02)	—	—
From net realized gains on investments	(0.63)	(0.09)	(1.52)	(0.36)	—
Total distributions	(0.87)	(0.13)	(1.54)	(0.36)	—

Net asset value, end of year/period	$10.44	$11.63	$10.99	$11.66	$11.00

Total return (b)	(3.51)%	7.32%	7.17%	9.49%	10.00	% (f)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$109,761	$115,836	$122,416	$98,716	$38,760
Ratios to average net assets
Expenses, net of reimbursement (c)	1.25%	1.25%	1.25%	1.25%	1.25	% (e)
Expenses, before reimbursement (c)	1.26%	1.26%	1.28%	1.27%	1.83	% (e)
Net investment Income (loss), net of reimbursement (c,d)	1.42%	0.93%	0.49%	(0.61)%	(0.28	)% (e)
Portfolio turnover rate	1080%	854%	933%	1741%	385	% (f)

*	The Fund commenced operations on January 7, 2016.

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the year/period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Annualized for periods of less than one year.

(f)	Not annualized.

See accompanying notes to financial statements.

Toews Funds
Notes to Financial Statements
April 30, 2020

NOTE 1. ORGANIZATION

The Toews Tactical Growth Allocation Fund (the “Growth Allocation Fund”), Toews Tactical Income Fund (the “Tactical Income Fund”), Toews Tactical Oceana Fund (the “Oceana Fund”), Toews Tactical Monument Fund (the “Monument Fund”), Toews Tactical Opportunity Fund (the “Opportunity Fund”), Toews Unconstrained Income Fund (the “Unconstrained Income Fund”) and Toews Tactical Defensive Alpha Fund (the “Tactical Defensive Alpha Fund”) (each a “Fund,” collectively the “Funds”), are each a series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open- end management investment company. The Tactical Defensive Alpha Fund is a non-diversified fund. The Growth Allocation Fund, Tactical Income Fund, Oceana Fund, Monument Fund, Opportunity Fund and Unconstrained Income Fund are each a diversified fund.

The primary investment objective of each Fund is as follows:

Fund	Primary Objective
Growth Allocation Fund	Long Term Growth of Capital
Tactical Income Fund	High Level of Current Income
Oceana Fund	Long Term Growth of Capital
Monument Fund	Long Term Growth of Capital
Opportunity Fund	Long Term Growth of Capital
Unconstrained Income Fund	Income and Long-Term Growth of Capital
Tactical Defensive Alpha Fund	Long Term Growth of Capital

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update (“ASU”) 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Exchange traded options, futures and options on futures are valued at the final settle price or, in the absence of a sale price, at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods that include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Funds may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Funds’ holding. Short-term debt obligations that mature in 60 days or less, at the time of purchase, may be valued at amortized cost.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2020

financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings, and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end investment companies.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “Significant Event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2020

other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Funds’ prospectuses for a full listing of risks associated with these investments. The following tables summarize the inputs used as of April 30, 2020 for the Funds’ assets and liabilities measured at fair value:

Growth Allocation Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$13,625,975	$—	$—	$13,625,975
Mutual Fund	598,916	—	—	598,916
Purchased Options Contracts	—	16,870	—	16,870
Futures Contracts**	553,479	—	—	553,479
Total	$14,778,370	$16,870	$—	$14,795,240

Tactical Income Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$313,131,000	$—	$—	$313,131,000
Mutual Fund	105,779,417	—	—	105,779,417
Total	$418,910,417	$—	$—	$418,910,417

Oceana Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$22,939,610	$—	$—	$22,939,610
Total	$22,939,610	$—	$—	$22,939,610

Monument Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$76,621,080	$—	$—	$76,621,080
Purchased Options Contracts	—	181,145	—	181,145
Futures Contracts**	3,033,667	—	—	3,033,667
Total	$79,654,747	$181,145	$—	$79,835,892

Opportunity Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$32,787,960	$—	$—	$32,787,960
Purchased Options Contracts	—	16,825	—	16,825
Futures Contracts**	3,269,472	—	—	3,269,472
Total	$36,057,432	$16,825	$—	$36,074,257

Unconstrained Income Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$49,052,057	$—	$—	$49,052,057
Mutual Fund	2,822,394	—	—	2,822,394
Total	$51,874,451	$—	$—	$51,874,451

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2020

Tactical Defensive Alpha Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock*	$11,394,276	$—	$—	$11,394,276
Exchange Traded Funds	79,751,340	—	—	79,751,340
Real Estate Investment Trusts (REITs)	2,216,382	—	—	2,216,382
Purchased Options Contracts	—	64,218	—	64,218
Futures Contracts**	5,118,467	—	—	5,118,467
Total	$98,480,465	$64,218	$—	$98,544,683

The Funds did not hold any Level 3 securities during the period.

*	Please refer to the Portfolio of Investments for industry classifications.

**	Represents cumulative unrealized appreciation at April 30, 2020

Exchange Traded Funds (“ETFs”) – The Funds may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

ETF, Mutual Fund and Exchange Traded Note (“ETN”) Risk – ETFs, mutual funds and ETNs are subject to investment advisory fees or management fees and other expenses, which are indirectly paid by each Fund. Each are subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which may magnify losses. ETNs are also subject to default risks.

Futures – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. To manage equity price risk, the Funds may enter into futures contracts. Upon entering into a futures contract with a broker, the Funds are required to deposit, in a segregated account, a specified amount of cash or U.S. government securities which are classified as “cash deposit” with broker in the accompanying Statements of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in the “net unrealized appreciation from future contracts” account. Periodically, the Funds receive from, or pay to the brokers, a specified amount of cash based upon changes in the “net unrealized appreciation from open future contracts” account. When a contract is closed, the Funds recognize a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at period end are listed after the Funds’ portfolio of investments.

The notional value represents amounts related to each Fund’s futures contracts upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of the Funds’ futures contracts. Further, the underlying price changes in relation to variables specified by the notional values, affects the fair value of these derivative financial instruments. Theoretically, each Fund’s exposure is equal to the notional value of contracts held. Each Fund’s obligations will generally equal only the amount to be paid or received through a futures contract.

Options Transactions – The Funds are subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When a Fund writes put and call options, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2020

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, a put option will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security or index rises or declines sufficiently, the option may expire worthless to a Fund. In addition, in the event that the price of the security or index in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by a Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to a Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The notional value of the derivative instruments outstanding as of April 30, 2020 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity.

For the year ended April 30, 2020, the amount of unrealized appreciation (depreciation) and realized gain (loss) on futures and purchased options contracts subject to equity price risk (interest rate risk for Tactical Income Fund) amounted to the following:

		Statements of
		Operations
	Statements of Assets	Change in Unrealized	Statements of
	and Liabilities	Appreciation	Operations Realized
	Unrealized Appreciation	(Depreciation) on	Gain (Loss) on
Fund	from Futures Contracts*	Futures Contracts	Futures Contracts
Growth Allocation Fund	$553,479	$(90,072)	$(725,843)
Tactical Income Fund	-	2,040	(365,579)
Oceana Fund	-	(1,240,192)	(1,958,427)
Monument Fund	3,033,667	1,296,850	1,057,091
Opportunity Fund	3,269,472	1,752,912	(3,847,680)
Unconstrained Income Fund	-	-	-
Tactical Defensive Alpha Fund	5,118,467	396,717	(8,442,124)

		Statements of
		Operations
		Change in Unrealized	Statements of
		Appreciation	Operations Realized
	Statements of Assets	(Depreciation) on	Gain (Loss) on
	and Liabilities	Purchased Options	Purchased Options
Fund	Investments at Value	Contracts	Contracts
Growth Allocation Fund	$16,870	$(53,716)	$267,140
Tactical Income Fund	-	-	(1,664,047)
Oceana Fund	-	31,492	419,730
Monument Fund	181,145	(702,561)	597,400
Opportunity Fund	16,825	(303,332)	814,177
Unconstrained Income Fund	-	-	-
Tactical Defensive Alpha Fund	64,218	(536,958)	2,904,264

*	Cumulative unrealized gain (loss) on futures contracts.

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2020

Offsetting of Financial Assets and Derivative Assets and Liabilities – The Funds’ policy is to recognize a net asset or liability equal to the net appreciation (depreciation) of the derivative. The following tables show additional information regarding derivatives and the offsetting of assets and liabilities at April 30, 2020.

Growth Allocation Fund

Gross Amounts Not Offset in the
Assets:				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts
		Offset in the	Presented in
	Gross Amounts	Statement of	the Statement
	of Recognized	Assets &	of Assets &	Financial	Collateral
Description	Assets	Liabilities	Liabilities	Instruments	Pledged/(Received)	Net Amount
Futures contracts	$553,479	$—	$553,479	$—	$903,283	$1,456,762
Total	$553,479	$—	$553,479	$—	$903,283	$1,456,762

Monument Fund

Gross Amounts Not Offset in the
Assets:				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts
		Offset in the	Presented in
	Gross Amounts	Statement of	the Statement
	of Recognized	Assets &	of Assets &	Financial	Collateral
Description	Assets	Liabilities	Liabilities	Instruments	Pledged/(Received)	Net Amount
Futures contracts	$3,033,667	$—	$3,033,667	$—	$8,546,893	$11,580,560
Total	$3,033,667	$—	$3,033,667	$—	$8,546,893	$11,580,560

Opportunity Fund

Gross Amounts Not Offset in the
Assets:				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts
		Offset in the	Presented in
	Gross Amounts	Statement of	the Statement
	of Recognized	Assets &	of Assets &	Financial	Collateral
Description	Assets	Liabilities	Liabilities	Instruments	Pledged/(Received)	Net Amount
Futures contracts	$3,269,472	$—	$3,269,472	$—	$1,759,478	$5,028,950
Total	$3,269,472	$—	$3,269,472	$—	$1,759,478	$5,028,950

Tactical Defensive Alpha Fund

Gross Amounts Not Offset in the
Assets:				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts
		Offset in the	Presented in
	Gross Amounts	Statement of	the Statement
	of Recognized	Assets & of	Assets &	Financial	Collateral
Description	Assets	Liabilities	Liabilities	Instruments	Pledged/(Received)	Net Amount
Futures contracts	$5,118,467	$—	$5,118,467	$—	$5,713,978	$10,832,445
Total	$5,118,467	$—	$5,118,467	$—	$5,713,978	$10,832,445

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The assets of each Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank or other financial institution, rather than a group of financial institutions; thus, there may be a greater counterparty credit risk. The Funds place deposits only with those counterparties which are believed to be creditworthy.

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2020

Security Transactions and Investment Income – Investment security transactions are accounted for no later than the first business day after the trade date, except for reporting purposes when transactions are recorded on the trade date. Cost is determined and gains and losses are calculated based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of their taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended April 30, 2017 to April 30, 2019, or expected to be taken in the Funds’ April 30, 2020 year-end tax returns. The Funds identify their major tax jurisdictions as United States federal and Ohio. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Dividends and Distributions – Each of the Funds, except the Tactical Income Fund, will pay dividends from net investment income, if any, at least annually and will declare and pay distributions from net realized capital gains, if any, annually. The Tactical Income Fund pays dividends from net investment income, if any, monthly, and pays distributions from net realized capital gains, if any, annually. The amounts of distributions from net investment income and capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under GAAP. To the extent these book/tax differences are permanent, they are charged or credited to paid-in-capital in the period that the differences arises. All short-term capital gains are included in ordinary income for tax purposes.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

NOTE 3. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Trust has entered into an investment advisory agreement with Toews Corporation (the “Adviser”) with respect to the Funds. The Adviser has overall supervisory responsibility for the general management and investment of the Funds and their securities portfolios. The Adviser receives a monthly fee payable by the Funds calculated at an annual rate of 1.00% of the average daily net assets of each Fund.

The Adviser has contractually agreed to waive its management fees and/or make payments to limit each Fund’s expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses), fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser) at least until August 31, 2020, so that the total annual operating expenses of the Funds do not exceed 1.25% of the Funds’ average net assets. For the year ended April 30, 2020 the Adviser earned and waived and/or reimbursed the following fees pursuant to its contractual agreement:

Fund	Fees Earned	Fees Waived
Growth Allocation Fund	$178,310	$79,856
Tactical Income Fund	5,550,051	—
Oceana Fund	296,271	63,590
Monument Fund	344,381	59,975
Opportunity Fund	400,681	59,755
Unconstrained Income Fund	632,750	53,268
Tactical Defensive Alpha Fund	1,201,351	6,495

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2020

Fees waived or expenses reimbursed may be recouped by the Adviser from the Funds for a period up to three years from the date the fee or expense was waived or reimbursed. However, no recoupment payment will be made if it would result in the Funds exceeding the contractual expense limitation described above. The following table shows the remaining waived expenses subject to potential recovery which expire in:

Fund	April 30, 2021	April 30, 2022	April 30, 2023	Total
Growth Allocation Fund	$73,420	$79,429	$79,856	$232,705
Tactical Income Fund	—	—	—	—
Oceana Fund	48,256	60,510	63,590	172,356
Monument Fund	59,749	69,063	59,975	188,787
Opportunity Fund	44,849	68,407	59,755	173,011
Unconstrained Income Fund	56,644	38,366	53,268	148,278
Tactical Defensive Alpha Fund	28,594	13,157	6,495	48,246

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (“NLD” or the “Distributor”). For the year ended April 30, 2020, the Funds did not pay distribution-related charges to the Distributor.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2020

NOTE 4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sales of securities, other than short-term securities, for the year ended April 30, 2020 , amounted to the following:

Fund	Purchases	Sales
Growth Allocation Fund	$88,719,012	$91,044,552
Tactical Income Fund	5,075,408,177	5,159,906,312
Oceana Fund	116,726,643	122,215,758
Monument Fund	163,663,933	111,559,673
Opportunity Fund	159,217,993	164,837,801
Unconstrained Income Fund	467,955,373	475,613,888
Tactical Defensive Alpha Fund	1,110,816,207	1,108,591,698

NOTE 5. UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The following Funds currently invest a portion of their assets in the corresponding investments. The Funds may redeem their investment from the investments at any time if the Adviser determines that it is in the best interest of the Funds and their shareholders to do so. The performance of the Funds will be directly affected by the performance of the investments. The financial statements of the investments, including their portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements.

Fund	Investment	Percentage of Net Assets
Growth Allocation Fund	iShares Core U.S. Aggregate Bond ETF	32.0%
	Vanguard Total Bond Market ETF	32.1%
Oceana Fund	iShares Core U.S. Aggregate Bond ETF	40.0%
	Vanguard Total Bond Market ETF	40.0%
Monument Fund	iShares Core U.S. Aggregate Bond ETF	39.6%
	Vanguard Total Bond Market ETF	39.6%
Opportunity Fund	iShares Core U.S. Aggregate Bond ETF	40.2%
	Vanguard Total Bond Market ETF	39.6%
Unconstrained Income Fund	iShares TIPS Bond ETF	25.0%
Defensive Alpha Fund	iShares Core U.S. Aggregate Bond ETF	28.3%
	Vanguard Total Bond Market ETF	28.3%

NOTE 6. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at April 30, 2020, were as follows:

		Gross Unrealized	Gross Unrealized	Net Unrealized
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Growth Allocation Fund	$14,859,532	$3,770	$(68,062)	$(64,292)
Tactical Income Fund	425,272,105	581,953	(6,943,641)	(6,361,688)
Oceana Fund	22,942,388	424	(3,202)	(2,778)
Monument Fund	79,866,771	—	(30,879)	(30,879)
Opportunity Fund	36,078,469	869	(5,081)	(4,212)
Unconstrained Income Fund	53,317,944	35,956	(1,479,449)	(1,443,493)
Tactical Defensive Alpha Fund	99,720,509	7,116,996	(8,292,822)	(1,175,826)

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2020

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Funds’ distributions for the periods ended April 30, 2020 and April 30, 2019 was as follows:

For the period ended April 30, 2020:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
Growth Allocation Fund	$298,848	$—	$—	$298,848
Tactical Income Fund	17,205,044	—	—	17,205,044
Oceana Fund	349,278	—	—	349,278
Monument Fund	315,792	—	—	315,792
Opportunity Fund	499,016	—	—	499,016
Unconstrained Income Fund	1,314,051	—	18,025	1,332,076
Tactical Defensive Alpha Fund	5,482,751	1,410,970	2,115,308	9,009,029

For the period ended April 30, 2019:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
Growth Allocation Fund	$223,675	$—	$—	$223,675
Tactical Income Fund	15,106,967	2	—	15,106,969
Oceana Fund	333,769	—	—	333,769
Monument Fund	71,389	—	—	71,389
Opportunity Fund	98,022	—	—	98,022
Unconstrained Income Fund	1,404,753	—	—	1,404,753
Tactical Defensive Alpha Fund	1,326,879	—	—	1,326,879

As of April 30, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	(Depreciation)	Earnings/(Deficits)
Growth Allocation Fund	$327,417	$—	$—	$—	(64,292)	$263,125
Tactical Income Fund	792,604	—	(15,144,320)	(8,672,575)	(6,361,688)	(29,385,979)
Oceana Fund	64,691	—	(38,933)	(5,028,192)	(2,778)	(5,005,212)
Monument Fund	1,045,761	129,551	—	—	(30,879)	1,144,433
Opportunity Fund	398,815	—	—	(10,016,189)	(4,212)	(9,621,586)
Unconstrained Income Fund	—	—	(956,193)	(2,310,690)	(1,443,493)	(4,710,376)
Tactical Defensive Alpha Fund	—	—	—	(4,928,240)	(1,175,826)	(6,104,066)

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gain, and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales and mark-to-market on open options and futures contracts.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
Growth Allocation Fund	$—
Tactical Income Fund	15,144,320
Oceana Fund	38,933
Monument Fund	—
Opportunity Fund	—
Unconstrained Income Fund	956,193
Tactical Defensive Alpha Fund	—

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2020

At April 30, 2020, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains and utilized capital loss carryforwards as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
Growth Allocation Fund	$—	$—	$—	$138,063
Tactical Income Fund	8,054,347	618,228	8,672,575	8,236,664
Oceana Fund	2,156,563	2,871,629	5,028,192	—
Monument Fund	—	—	—	3,146,290
Opportunity Fund	3,407,527	6,608,662	10,016,189	1,152,021
Unconstrained Income Fund	2,310,685	5	2,310,690	2,326,568
Tactical Defensive Alpha Fund	1,532,724	3,395,516	4,928,240	—

Permanent book and tax differences, primarily attributable to the tax reclassification of Funds’ distributions resulted in reclassifications for the Funds for the year ended April 30, 2020 as follows:

Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
Growth Allocation Fund	$—	$—
Tactical Income Fund	—	—
Oceana Fund	—	—
Monument Fund	—	—
Opportunity Fund	—	—
Unconstrained Income Fund	—	—
Tactical Defensive Alpha Fund	(2,115,308)	2,115,308

NOTE 8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under section 2(a)(9) of the 1940 Act. As of April 30, 2020, TD Ameritrade, Inc. account holding shares for the benefit of others, held approximately 47.90%, 60.71%, 77.20%, 56.60%, 78.04%, 70.66% and 63.50% respectively of the voting securities of the Growth Allocation Fund, Tactical Income Fund, Oceana Fund, Monument Fund, Opportunity Fund, Unconstrained Income Fund and Tactical Defensive Alpha Fund.

NOTE 9. RECENT FUND ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued ASU No. 2018-13, which changed certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removed the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. The Fund early adopted ASU 2018-13 and the related changes have been incorporated into these financial statements.

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2020

NOTE 10. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To Board of Trustees of Northern Lights Fund Trust

and Shareholders of Toews Tactical Growth Allocation Fund, Toews Tactical Income Fund, Toews Tactical Oceana Fund, Toews Tactical Monument Fund, Toews Tactical Opportunity Fund, Toews Unconstrained Income Fund and Toews Tactical Defensive Alpha Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities for each of the funds indicated in the table below (hereafter collectively referred to as the “Funds”), each a separate series of the Northern Lights Fund Trust, including the portfolios of investments, as of April 30, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the funds listed below as of April 30, 2020, and the results of their operations for the year then ended, the changes in their net assets and their financial highlights for each of the periods in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Fund Comprising the	Statement of	Statement of Changes
Toews Investment Funds	Operations	in Net Assets	Financial Highlights
Toews Tactical Growth Allocation Fund Toews Tactical Income Fund Toews Tactical Oceana Fund Toews Tactical Monument Fund Toews Tactical Opportunity Fund Toews Unconstrained Income Fund	For the year ended April 30, 2020	For the years ended April 30, 2020 and 2019	For the years ended April 30, 2020, 2019, 2018, 2017 and 2016
Toews Tactical Defensive Alpha Fund	For the year ended April 30, 2020	For the years ended April 30, 2020 and 2019	For the years ended April 30, 2020, 2019, 2018, 2017 and for the period from January 7, 2016 (commencement of operations) to April 30, 2016

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, audits of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of April 30, 2020, by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ RSM US LLP

We have served as the auditor to one or more of the Toews Funds since 2013.

Denver, Colorado

June 29, 2020

Toews Funds
Shareholder Expense Example (Unaudited)

As a shareholder of the Funds you incur ongoing costs, including management fees and other Fund expenses. Additionally, you may incur transactional costs in the form of redemption fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on $1,000 invested on November 1, 2019 and held April 30, 2020.

Actual Expenses: The columns on the left of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The columns on the right of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Hypothetical
	Actual			(5% return before expenses)
							Fund’s
	Beginning	Ending	Expenses	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Account Value	Paid During	Expense
	11/01/19	04/30/20	Period*	11/01/19	04/30/20	Period*	Ratio

Tactical Growth Allocation Fund	$1,000.00	$1,042.40	$6.35	$1,000.00	$1,018.65	$6.27	1.25%
Tactical Income Fund	$1,000.00	$985.60	$5.83	$1,000.00	$1,019.00	$5.92	1.18%
Tactical Oceana Fund	$1,000.00	$999.30	$6.21	$1,000.00	$1,018.65	$6.27	1.25%
Tactical Monument Fund	$1,000.00	$1,101.00	$6.53	$1,000.00	$1,018.65	$6.27	1.25%
Tactical Opportunity Fund	$1,000.00	$1,082.90	$6.47	$1,000.00	$1,018.65	$6.27	1.25%
Toews Unconstrained Income Fund	$1,000.00	$976.40	$6.14	$1,000.00	$1,018.65	$6.27	1.25%
Tactical Defensive Alpha Fund	$1,000.00	$943.00	$6.04	$1,000.00	$1,018.65	$6.27	1.25%

*	Expenses Paid During Period are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the number of days in the period ended April 30, 2020).

Toews Funds
SUPPLEMENTAL INFORMATION (Unaudited)
April 30, 2020

The Trustees and the executive officers of the Trust are listed below with their present positions with the Trust and principal occupations over at least the last five years. The business address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Gemini Fund Services, LLC, P.O. Box 541150, Omaha, Nebraska 68154.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	7	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Two Roads Shared Trust (since 2012); Forethought Variable Insurance Trust (since 2013); Northern Lights Variable Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (2014-2017); and Altegris KKR Commitments Master Fund (since 2014); and Carlyle Tactical Private Credit Fund (since March 2018).
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012).	7	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Northern Lights Variable Trust (since 2013); Two Roads Shared Trust (since 2012); Altegris KKR Commitments Master Fund (since 2014); previously, Ramius Archview Credit and Distressed Fund (2015-2017); and Schroder Global Series Trust (2012 to 2017).
Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Retired, previously held several positions in a major Wall Street firm including Capital Markets Controller, Director of Global Taxation, and CFO of the Specialty Finance Group.	7	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005); Northern Lights Variable Trust (since 2006); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust (2007-2019).
Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired (since 2012). Formerly, Founder, President, and Chief Investment Officer, Orizon Investment Counsel, Inc. (2000-2012).	7	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005) Northern Lights Variable Trust (since 2006); AdvisorOne Funds (since 2003); Alternative Strategies Fund (since 2010); and previously, CLA Strategic Allocation Fund (2014-2015).
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc.(1975-2011).	7	Northern Lights Fund Trust (for series not affiliated with the Funds since 2011); Northern Lights Fund Trust III (since February 2012); Alternative Strategies Fund (since 2012) and Northern Lights Variable Trust (since 2011).
Mark H. Taylor Born in 1964	Trustee Since 2007; Chairman of the Audit Committee since 2013	Director, Lynn Pippenger School of Accountancy Muma College of Business, University of South Florida, Tampa FL (since 2019); Chair, Department of Accountancy and Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (2009-2019); Vice President-Finance, American Accounting Association (2017-2020); President, Auditing Section of the American Accounting Association (2012-15). AICPA Auditing Standards Board Member (2009-2012).	7

Northern Lights Fund Trust (for

series not affiliated with the Funds

since 2007); Alternative Strategies

Fund (since 2010); Northern Lights

Fund Trust III (since 2012); and

Northern Lights Variable Trust

(since 2007).

4/30/20 – NLFT_v3

Toews Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
April 30, 2020

Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Kevin E. Wolf Born in 1969	President Since June 2017	Vice President, The Ultimus Group, LLC and Executive Vice President, Gemini Fund Services, LLC (since 2019); President, Gemini Fund Services, LLC (2012-2019) Treasurer of the Trust (2006-June 2017); Director of Fund Administration, Gemini Fund Services, LLC (2006 -2012); and Vice-President, Blu Giant, LLC, (2004 -2013).	N/A	N/A
Richard Malinowski Born in 1983	Vice President Since March 2018	Senior Vice President (since 2017); Vice President and Counsel (2016-2017) and Assistant Vice President, Gemini Fund Services, LLC (2012-2016)	N/A	N/A
James Colantino Born in 1969	Treasurer Since June 2017	Assistant Treasurer of the Trust (2006-June 2017); Senior Vice President -Fund Administration, Gemini Fund Services, LLC (since 2012).	N/A	N/A
Stephanie Shearer Born in 1979	Secretary Since February 2017	Assistant Secretary of the Trust (2012-February 2017); Manager of Legal Administration, Gemini Fund Services, LLC (since 2018); Senior Paralegal, Gemini Fund Services, LLC (from 2013-2018); Paralegal, Gemini Fund Services, LLC (2010-2013).	N/A	N/A
Lynn Bowley Born in 1958	Chief Compliance Officer Since 2007	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2007).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	As of April 30, 2020, the Trust was comprised of 77 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds in the Trust advised by the Fund’s Adviser. The Funds do not hold themselves out as related to any other series within the Trust that is not advised by the Fund’s Adviser.

The Funds’ SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-558-6397.

4/30/20 – NLFT_v3

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-877- 558-6397 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-PORT is available without charge, upon request, by calling 1-877-558-6397.

INVESTMENT ADVISER
Toews Corporation
1750 Zion Road
Suite 201
Northfield, NJ 08225

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)        The Code of Ethics is not posted on Registrant’ website.

(f)        A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)        The Registrant’s board of trustees has determined that Anthony J. Hertl, Mark Gersten and Mark H. Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR.  Mr. Hertl, Mr. Gersten and Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2020 - $103,000

2019 - $101,250

(b)	Audit-Related Fees

2020 – None

2019 – None

(c)	Tax Fees

2020 – $23,800

2019 – $23,100

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2020 - None

2019 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
	2020	2019
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2020 - $23,800

2019 - $23,100

(h)	The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Principal Executive Officer/President

Date 7/7/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Principal Executive Officer/President

Date 7/7/20

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 7/7/20